13FCON P 8/14/01

F13JUN00CL.TXT

00 10 4600

NON-PUBLIC

RECEIVED
OFFICE OF THE SECRETARY
2000 AUG 16 PM 3:23

Form 13F

Form UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment ( ); Amendment Number: _____
This Amendment (Check only one.): ( ) is a restatement
( ) adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: CREDIT SUISSE FIRST BOSTON, INC.
Address: 11 MADISON AVENUE
NEW YORK, NY 10010

Form 13F File Number: 28-2205

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schdeules, lists, and tables, are considered integral parts of this form.

CONFIDENTIAL TREATMENT EXPIRED

Person Signing this Report on Behalf of Reporting Manager:

Name: Frank Preite
Title: Vice President/Equity Counsel
Phone: 212-325-7617

Signature, Place, and Date of Signing:

Frank Preite (Signature)	New York, New York (City, State)	August 15, 2000 (Date)

Report Type (Check only one.):

(X) 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

( ) 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

( ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

PROCESSED
DEC 23 2003
THOMSON FINANCIAL

List of Other Managers Reporting for this Manager:

	Form 13F File Number	Name
1.	28-	
2.	28-2205	CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION*
3.	28-2205	CREDIT SUISSE FIRST BOSTON CORPORATION**
4.	28-	

* CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION is a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.
** CREDIT SUISSE FIRST BOSTON CORPORATION is also a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 2439

Form 13F Information Table Value Total: $ 14,706,742 (thousands)

Information requested to be treated confidentially has been filed separately.

List of Other Included Managers:

Provided a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

	Form 13F File Number	Name
1.	28-	
2.	28-2205	CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION*
3.	28-2205	CREDIT SUISSE FIRST BOSTON CORPORATION**
4.	28-	

* CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION is a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.
** CREDIT SUISSE FIRST BOSTON CORPORATION is also a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.

CONFIDENTIAL PROPRIETARY POSITIONS

FORM 13F

(SEC USE ONLY)

Name of Reporting Manager CREDIT SUISSE FIRST BOSTON

#	Item 1: Name of Issuer	Item 2: Title of Class	Item 3: CUSIP Number	Item 4: Fair Market Value	Item 5: Shares or Principal Amount	Item 6: Investment Discretion			Item 7: Managers see Instr. V	Item 8: Voting Authority (Shares)		
						(a) sole	(b) Shared- as defined in Instr.V	(c) Shared- other		(a) Sole	(b) Shared	(c) None
1	ALLEGHENY TECHNOLOGIES INC	COM	01741R102	$ 15,252,000	847,350		X		3	X		
2	AMFM INC	COM	001693100	$ 62,100,000	900,000		X		3	X		
3	AVTEAM INC	CL A	054527205	$ 1,574,000	950,460		X		3	X		
4	BESTFOODS	COM	08658U101	$ 100,413,000	1,450,000		X		3	X		
5	BURR BROWN CORP	COM	122574106	$ 87,000	1,000		X		3	X		
6	CENDANT CORP	COM	151313103	$ 10,461,000	747,200		X		3	X		
7	CONOCO INC	CL A	208251306	$ 4,620,000	210,000		X		3	X		
8	FINANCIAL SEC ASSURN HLDGS LTD	COM	31769P100	$ 36,450,000	480,400		X		3	X		
9	GTE CORP	COM	362320103	$ 57,551,000	931,700		X		3	X		
10	IMPROVENET INC	COM	45321E106	$ 771,000	385,600		X		3	X		
11	INTERNATIONAL HOME FOODS INC	COM	459655106	$ 19,492,000	931,000		X		3	X		
	COLUMN TOTALS			$ 308,771,000								

(SEC USE ONLY)

CONFIDENTIAL PROPRIETARY POSITIONS

FORM 13F

Name of Reporting Manager CREDIT SUISSE FIRST BOSTON

	Item 1: Name of Issuer	Item 2: Title of Class	Item 3: CUSIP Number	Item 4: Fair Market Value	Item 5: Shares or Principal Amount	Item 6: Investment Discretion (a) sole	(b) Shared-as defined in Instr.V	(c) Shared-other	Item 7: Managers see Instr. V	Item 8: Voting Authority (Shares) (a) Sole	(b) Shared	(c) None
12	LIMITED INC	COM	532716107	$ 1,081,000	50,000		X		3	X		
13	MALLINCKRODT INC NEW	COM	561232109	$ 1,846,000	42,500		X		3	X		
14	MEDIAONE GROUP INC	COM	58440J104	$ 399,120,000	6,000,000		X		3	X		
15	RELIASTAR FINL CORP	COM	75952U103	$ 69,406,000	1,323,600		X		3	X		
16	SAFEGUARD SCIENTIFICS INC	SB NT CV 5%06	786449AE8	$ 114,468,000	80,917,000		X		3			X
17	SAUER-DANFOSS INC	COM	804137107	$ 8,530,000	1,066,200		X		3	X		
18	SPRINT CORP	COM FON GROUP	852061100	$ 51,000	1,000		X		3	X		
19	TIME WARNER INC	COM	887315109	$ 3,800,000	50,000		X		3	X		
20	U S WEST INC NEW	COM	91273H101	$ 163,963,000	1,912,100		X		3	X		
21	WILLIAMS COS INC DEL	COM	969457100	$ 4,000	100		X		3	X		
22	YOUNG & RUBICAM INC	COM	987425105	$ 17,000	300		X		3	X		
	COLUMN TOTALS AGGREGATE TOTALS			$ 762,286,000 $ 1,071,057,000								